UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22031

Seligman LaSalle International Real Estate Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman LaSalle International Real Estate Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares or Principal Amount		Value

Common Stocks 98.3%
Australia 19.9%
Abacus Property Group (Diversified)	973,487	shs.	$706,368
Goodman Group (Industrial)	1,774,148		3,576,209
GPT Group (Diversified)	2,122,086		3,065,598
Macquarie CountryWide Trust (Retail)	2,886,725		2,262,221
MacQuarie Office Trust (Office)	3,322,611		2,108,425
Trinity Group (Diversified)	45,942		24,814
Valad Property Group (Diversified)	1,821,328		443,612
Westfield Group (Retail)	792,361		10,812,336

			22,999,583

Austria 0.1%
Immoeast (Office)	60,774		155,284

Belgium 0.7%
Cofinimmo (Office)	4,656		813,791

Canada 3.6%
Canadian Real Estate Investment Trust (Diversified)	112,600		2,998,435
Morguard Real Estate Investment Trust (Retail)	44,700		496,457
RioCan Real Estate Investment Trust (Retail)	37,600		714,020

			4,208,912

Finland 1.4%
Citycon (Retail)	205,806		677,551
Sponda (Office)	83,725		506,375
Technopolis (Office)	61,319		424,732

			1,608,658

France 9.6%
Klepierre (Retail)	55,799		2,192,990
Unibail-Rodamco (Diversified)	43,824		8,927,737

			11,120,727

Hong Kong 8.6%
Champion Real Estate Investment Trust (Office)	1,748,000		719,459
FE Consort International (Hotels)	2,279,422		445,687
Hang Lung Properties (Retail)	357,000		841,960
Hongkong Land Holdings (Office)	1,311,244		3,940,607
The Link Real Estate Investment Trust (Retail)	1,526,265		3,157,919
Sun Hung Kai Properties (Residential)	78,000		800,896

			9,906,528

Italy 0.4%
Immobiliare Grande Distribuzione (Retail)	194,761		438,233

Japan 8.3%
DA Office Investment (Office)	2		7,439
Japan Excellent (Office)	88		393,233
Japan Logistics Fund (Industrial)	115		679,445
Kenedix Realty Investment (Diversified)	282		1,036,729
Mitsui Fudosan (Diversified)	113,000		2,175,445
Nippon Building Fund (Office)	384		3,689,507
Nippon Commercial Investment (Office)	198		423,838
NTT Urban Development(Office)	991		1,201,969

			9,607,605

Luxembourg 0.9%
ProLogis European Properties (Industrial)	109,156		978,905

Netherlands 4.3%
Corio (Retail)	31,214		2,237,179
Eurocommercial Properties* (Retail)	31,904		1,394,941
Wereldhave (Office)	14,131		1,382,712

			5,014,832

Norway 0.1%
Norwegian Property (Office)	71,408		124,477

Singapore 1.8%
CapitaCommercial Trust (Office)	2,109,676		1,952,146
Fortune (Retail)	135,521		52,813
Guocoland (Residential)	95,181		122,131

			2,127,090

Sweden 2.6%
Castellum (Diversified)	148,663		1,301,766
Fabege (Diversified)	196,332		1,109,797
Hufvudstaden (Class A) (Office)	78,836		611,431

			3,022,994

Switzerland 1.1%
PSP Swiss Property (Office)	21,412		1,237,146

United Kingdom 15.6%
Big Yellow Group(Industrial)	158,478		924,404
British Land (Diversified)	266,297		3,562,564
Brixton (Industrial)	278,527		1,039,763
Capital & Regional (Retail)	33,109		100,660
Derwent London (Office)	114,824		2,145,020
Development Securities (Office)	64,494		447,668
Hammerson (Retail)	162,876		2,838,636
Land Securities Group (Diversified)	226,154		5,103,987
Liberty International (Retail)	64,343		1,117,519
Quintain Estates & Development (Diversified)	59,931		217,340
Unite Group (Residential)	118,440		481,398

			17,978,959

United States 19.3%
AMB Property (Industrial)	43,700		1,979,610
AvalonBay Communities (Residential)	21,063		2,073,020
Brandywine Realty Trust(Office)	118,000		1,891,540
Camden Property Trust (Residential)	15,700		720,002
CBL & Associates Properties (Retail)	92,000		1,847,360
Developers Diversified Realty (Retail)	16,200		513,378
Essex Property Trust (Residential)	7,300		863,809
Extra Space Storage (Diversified)	33,700		517,632
Federal Realty Investment Trust (Retail)	13,700		1,172,720
Glimcher Realty (Retail)	180,000		1,879,200
Host Hotels & Resorts (Hotels)	93,500		1,242,615
Kilroy Realty (Office)	55,700		2,661,903
Kimco Realty (Retail)	42,500		1,569,950
Liberty Property Trust (Office)	30,000		1,129,500
Senior Housing Properties Trust (Residential)	30,000		714,900
Sovran Self Storage (Diversified)	18,000		804,420
Ventas (Diversified)	14,650		724,003

			22,305,562

Total Common Stocks			113,649,286

Repurchase Agreement 0.1%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $143,000, collateralized by: $150,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $149,813	$143,000		143,000

Total Investments 98.4%			113,792,286

Other Assets Less Liabilities 1.6%			1,818,611

Net Assets 100.0%			$115,610,897

* Non-income producing security.

At September 30, 2008, the cost of investments for federal income tax purposes was $166,059,415. The tax basis gross appreciation and depreciation of portfolio securities and foreign currency translation were $555,746 and $52,872,916, respectively. Net depreciation was $52,317,170.

Notes to Schedule of Investments (unaudited)

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 PM Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of the Fund are maintained in US dollars. The market values of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Fair Value Measurements — On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments and other financial instruments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Investments	Other Financial Instruments*

Level 1 - Quoted Prices	$26,514,474	$(32)
Level 2 - Other Significant Observable Inputs	87,277,812	0
Level 3 - Significant Unobservable Inputs	0	0

Total	$113,792,286	$(32)

* Represents foreign currency contracts, which are not reflected in the Schedule of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

Risk — The Fund invests a substantial portion of its assets in securities of real estate investment trusts (REITs) and other real estate companies. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.  Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments.  The stocks of smaller companies may be subject to above-average risk.  There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

Subsequent Events - On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Fund’s investment manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on October 28, 2008) a new investment management services agreement between the Fund and RiverSource Investments and new subadvisory and delegation agreements, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.